Note 9 - Retirement Plans - Statement of Unfunded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Benefit obligation at beginning of year	$ 236,507	$ 235,038
Service cost (excluding expenses)	4,905	5,505
Interest cost	11,967	11,388	$ 9,254
Actuarial gain	(14,616)	(4,674)
Benefit payments	(21,375)	(10,750)
Benefit obligation at end of year	217,388	236,507	235,038
Fair value of plan assets at beginning of year	288,949	294,342
Actual return on plan assets	26,901	6,428
Benefit payments and expenses	(22,729)	(11,821)
Fair value of plan assets at end of year	293,121	288,949	$ 294,342
Funded status	$ 75,733	$ 52,442